Salaries, wages and benefits (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Salaries Wages And Benefits
Consolidated, beginning balance	R$ 886,187	R$ 400,495
Installments	275,057	451,914
Interest	133,204	91,468
Payments	(150,751)	R$ (57,690)
Consolidated, ending balance	R$ 1,143,697